Significant Changes in the Current Reporting Period - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 AUD ($)	Sep. 30, 2022 USD ($)	Aug. 11, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Cash & cash equivalents			$ 85,502		$ 60,447	$ 115,956	$ 136,881
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Private Placements
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Payment for financing global private placement	$ 45,000	$ 65.0
Cash & cash equivalents				$ 42,600